Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
Empower Conservative Profile Fund - Class L
Account Value [Line Items]
Line Graph and Table Measure Name		Empower Conservative Profile Fund (Class L/MXIPX)
Accumulated Value	$ 10,000		$ 10,597.00	$ 11,344.09	$ 10,967.46	$ 12,198.01	$ 13,165.32	$ 13,965.77	$ 12,547.88	$ 13,555.66	$ 14,206.09	$ 15,340.32
Empower Conservative Profile Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Empower Conservative Profile Fund (Institutional Class/MXKVX)
Accumulated Value	10,000		10,666.00	11,490.48	11,169.90	12,495.76	13,574.15	14,475.47	13,078.13	14,204.14	14,983.36	16,284.28
Empower Conservative Profile Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name		Empower Conservative Profile Fund (Investor Class/MXCPX)
Accumulated Value	10,000		10,626.00	11,411.26	11,051.81	12,327.19	13,339.25	14,186.29	12,777.23	13,831.19	14,534.92	15,724.97
Empower Moderately Conservative Profile Fund - Class L
Account Value [Line Items]
Line Graph and Table Measure Name		Empower Moderately Conservative Profile Fund (Class L/MXHPX)
Accumulated Value	10,000		10,705.00	11,748.74	11,175.40	12,755.60	13,924.01	15,160.47	13,491.21	14,788.40	15,716.57	17,247.03
Empower Moderately Conservative Profile Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Empower Moderately Conservative Profile Fund (Institutional Class/MXJUX)
Accumulated Value	10,000		10,761.00	11,888.75	11,371.59	13,054.59	14,361.35	15,722.81	14,074.37	15,529.20	16,585.27	18,308.73
Empower Moderately Conservative Profile Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name		Empower Moderately Conservative Profile Fund (Investor Class/MXDPX)
Accumulated Value	10,000		10,739.00	11,820.42	11,261.31	12,888.57	14,122.01	15,411.35	13,744.48	15,104.65	16,078.71	17,691.27
Empower Moderate Profile Fund - Class L
Account Value [Line Items]
Line Graph and Table Measure Name		Empower Moderate Profile Fund (Class L/MXGPX)
Accumulated Value	10,000		10,814.00	12,172.24	11,387.13	13,349.13	14,821.54	16,534.91	14,524.45	16,215.30	17,450.98	19,492.83
Empower Moderate Profile Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Empower Moderate Profile Fund (Institutional Class/MXITX)
Accumulated Value	10,000		10,867.00	12,311.22	11,583.63	13,668.68	15,259.72	17,113.78	15,135.22	16,981.18	18,399.12	20,665.03
Empower Moderate Profile Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name		Empower Moderate Profile Fund (Investor Class/MXMPX)
Accumulated Value	10,000		10,835.00	12,237.05	11,466.11	13,474.98	14,990.91	16,786.82	14,768.80	16,530.87	17,844.60	19,978.93
Empower Moderately Aggressive Profile Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Empower Moderately Aggressive Profile Fund (Institutional Class/MXHRX)
Accumulated Value	10,000		10,952.00	12,691.18	11,764.72	14,192.96	15,918.82	18,249.34	15,918.52	18,154.04	19,912.21	22,740.89
Empower Moderately Aggressive Profile Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name		Empower Moderately Aggressive Profile Fund (Investor Class/MXBPX)
Accumulated Value	10,000		10,923.00	12,607.33	11,646.65	14,016.74	15,663.71	17,895.79	15,552.93	17,668.46	19,319.37	21,984.39
Empower Aggressive Profile Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Empower Aggressive Profile Fund (Institutional Class/MXGTX)
Accumulated Value	10,000		11,133.00	13,496.54	12,115.84	15,328.96	17,249.68	20,668.57	17,607.57	20,641.21	23,203.60	27,327.26
Empower Aggressive Profile Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name		Empower Aggressive Profile Fund (Investor Class/MXAPX)
Accumulated Value	10,000		11,104.00	13,393.64	11,999.37	15,131.20	16,945.43	20,248.10	17,177.28	20,087.15	22,485.57	26,402.90
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,264.75	10,628.31	10,629.52	11,556.06	12,423.53	12,231.95	10,640.56	11,228.86	11,369.25	12,199.31
FT Wilshire 5000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FT Wilshire 5000 Index
Accumulated Value	10,000		11,337.03	13,716.65	12,994.36	17,025.09	20,569.57	26,060.80	21,098.66	26,613.15	32,936.33	38,577.82
Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Composite Index
Accumulated Value	10,000		10,468.32	11,241.97	11,069.29	12,515.89	13,545.28	14,419.68	12,741.35	14,057.95	14,992.48	16,524.41
Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Composite Index
Accumulated Value	10,000		10,586.75	11,677.05	11,350.03	13,190.77	14,523.11	15,925.88	13,879.57	15,689.21	17,060.21	19,204.89
Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Composite Index
Accumulated Value	10,000		10,702.78	12,124.49	11,627.83	13,885.40	15,528.27	17,538.42	15,063.99	17,442.06	19,337.10	22,228.91
Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Composite Index
Accumulated Value	10,000		10,803.33	12,524.78	11,868.53	14,504.55	16,423.83	19,022.12	16,126.23	19,059.45	21,484.65	25,148.00
Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Composite Index
Accumulated Value	$ 10,000		$ 11,001.63	$ 13,369.29	$ 12,345.43	$ 15,812.52	$ 18,286.65	$ 22,327.34	$ 18,377.61	$ 22,644.54	$ 26,406.10	$ 32,051.53